Other Charges - Restructuring Provision (Details) - Fiscal 2026 Restructuring Plan $ in Thousands	6 Months Ended
Jul. 31, 2026 USD ($)
Other Charges
Balance	$ 63
Accruals and adjustments	1
Cash draw downs	(45)
Non-cash draw downs and foreign exchange	(1)
Balance	18
Workforce Reduction
Other Charges
Balance	63
Accruals and adjustments	(6)
Cash draw downs	(38)
Non-cash draw downs and foreign exchange	(1)
Balance	18
Office Closures
Other Charges
Accruals and adjustments	7
Cash draw downs	$ (7)